Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	DESWELL INDUSTRIES INC
Entity Central Index Key	0000946936
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	15,915,239
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation State Country Code	D8